Employee Benefits and Stock Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock options outstanding and exercisable
Options / SSARs Outstanding, Number of Shares Outstanding	436,000	535,000	547,000	558,000
Options / SSARs Outstanding, Weighted Average Remaining Contractual Life in Years	2 years 9 months
Options / SSARs Exercisable (Vested), Number of Shares Exercisable	436,000
Options / SSARs Exercisable (Vested), Weighted Average Exercise Price	$ 21.12
Options / SSARs Exercisable (Vested), Weighted Average Remaining Contractual Life in Years	2 years 9 months
Options / SSARs Exercisable (Vested), Aggregate Intrinsic Value	$ 0